Other income and expense items - Other income and Breakdown of expenses by nature (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other income and expense items
Gains on settlement of contract disputes		$ 83,320	$ 5,027
General and administrative expenses
Employee benefits expenses, including share-based payments	$ 2,778,854	1,445,110	1,146,566
Directors' fees	728,798	423,051	380,969
Legal and professional fees	2,762,334	2,073,317	1,444,507
Investor and public relations advisory fees	1,283,012	647,919	292,949
Other expenses	988,398	322,753	312,189
Total general and administrative expenses	8,541,396	4,912,150	3,577,180
Research and development costs
Employee benefits expenses, including share-based payments	1,468,719	677,412
Contract research organization expenses	22,066,179	30,445,967	3,055,421
Chemistry and manufacturing development and other non-clinical development	2,933,475	2,145,641	949,466
Other research and development costs	3,006,920	1,525,795	676,053
Total research and development costs	$ 29,475,293	$ 34,794,815	$ 4,680,940